Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)			10.00%
Revenues | Customer risk | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	21.00%	22.00%	19.00%
Revenues | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.00%
Accounts receivable | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)		10.00%
Accounts receivable | Customer risk | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	32.00%	26.00%
Accounts receivable | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)		14.00%
Accounts receivable | Customer risk | Customer E
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank E
Concentration Risk [Line Items]
Concentration risk (as a percent)	79.00%	84.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank F
Concentration Risk [Line Items]
Concentration risk (as a percent)	20.00%	15.00%